Supplementary cash flow information - Non-cash Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Cash Flow Statement [Abstract]
Accounts receivable	$ 205,549	$ (106,072)
Work in progress	(161,031)	8,290
Prepaid expenses and other assets	(22,238)	10,927
Long-term financial assets	(3,547)	(11,448)
Accounts payable and accrued liabilities	(54,822)	107,889
Accrued compensation	13,112	(10,602)
Deferred revenue	(22,659)	(61,827)
Provisions	737	(31,831)
Long-term liabilities	19,353	13,866
Retirement benefits obligations	(2,814)	493
Derivative financial instruments	(271)	46
Income taxes	(27,620)	42,032
Net change in non-cash working capital items	$ (56,251)	$ (38,237)